Note 8 - Other Assets - Components of Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Restricted stock	$ 3,589	$ 2,204
Deferred tax asset, net	647	1,607
Other	1,620	1,265
Total	9,144	7,502
Investment Securities [Member]
Accrued interest	707	812
Loans [Member]
Accrued interest	$ 2,581	$ 1,614